Property, plant and equipment, Acquisition and Disposal (Details) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) Vessel Pool	Jun. 30, 2025 USD ($)	Dec. 31, 2025 Pool
Acquisition and disposal [Abstract]
Number of commercial pools | Pool	7		9
Impairment losses | $	$ 0.0	$ 0.0
Sale proceeds | $	281.3
Mortgaged vessels carrying amount | $	1,179.4	1,982.2
Right-of-use Assets - Vessels [Member]
Acquisition and disposal [Abstract]
Additions to right-of-use assets - Vessels | $	$ 20.4	$ 17.9
MR Vessels [Member]
Acquisition and disposal [Abstract]
Number of vessels disposed	4
Number of time chartered vessels with purchase option	7
LR1 Vessels [Member]
Acquisition and disposal [Abstract]
Number of vessels disposed	4
Number of time chartered vessels with purchase option	2
Handy vessels [Member]
Acquisition and disposal [Abstract]
Number of vessels disposed	4